UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21989

AGIC Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2013

Date of reporting period:	July 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

July 31, 2012

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund

Contents

Letter to Shareholders	2-3

Fund Insights	4-7

Performance & Statistics	8-9

Schedules of Investments	10-23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26

Notes to Financial Statements	27-35

Financial Highlights	36-37

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures	38

Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements	39-41

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Dear Shareholders:

The U.S. economy slowed during the six-month fiscal reporting period ended July 31, 2012. There were a variety of issues behind the slowdown including Europe’s ongoing sovereign fiscal crisis and uncertainty about future levels of federal taxes and spending in the United States. Stocks slipped after reaching highs not seen since 2008 as corporate earnings flattened.

Hans W. Kertess
Chairman

Brian S. Shlissel
President & CEO

Six Months in Review through July 31, 2012

For the six-month fiscal period ended July 31, 2012:

•  NFJ Dividend, Interest & Premium Strategy Fund returned 1.48% on net asset value (“NAV”) and 2.95% on market price.

•  AGIC Equity & Convertible Income Fund returned –0.18% on NAV and 1.92% on market price.

The Russell 3000 Index, a broad measure of U.S. stock market performance, increased 5.10% during the six-month period. The Russell 1000 Value Index, a measure of large-cap value-style stocks rose 5.80% and the Russell 1000 Growth Index, a measure of growth style stocks gained 5.27% during the reporting period. Convertible securities, as reflected by the BofA Merrill Lynch All U.S. Convertibles Index, returned 1.44%.

As the fiscal reporting period began, U.S. gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual rate of 2.0% between January and March 2012, and at a 1.5% annual pace (preliminary estimate) from April to June 2012. This slowing trend is notable given that during the fourth quarter of 2011, growth registered at a 4.1% annual rate.

U.S. unemployment was flat during the six-month period, beginning and ending at 8.3%. Momentum in private sector hiring present at the beginning of the period diminished. The tepid job market in combination with rising gasoline prices made U.S. consumers, whose spending has historically accounted for approximately two-thirds of U.S. economic activity, increasingly skittish.

As the U.S. economy slowed, many investors moved assets into U.S. Treasury bonds as the asset class was perceived as a safe haven. The yield on the benchmark 10-year Treasury bond fell from 1.83% to 1.51% during the six-month reporting period, at one point reaching a historic low at 1.47%.

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The Federal Reserve (the “Fed”) revealed that it would maintain its closely watched Fed Funds rate in the 0.0% to 0.25% range through late 2014. In testimony to Congress, Fed Chairman Ben Bernanke cited concern over the slowing U.S. and global economies and indicated that the Fed is “prepared to take action” to protect the U.S. economy and financial system as needed.

Outlook

Europe’s sovereign debt crisis, which appeared to worsen during the six-month fiscal reporting period contributed to a sharp economic downturn on the continent. Eurozone unemployment, currently at 11.2%, has negatively impacted the U.S. economy, which sends approximately 20% of its exports to Europe. China, the world’s third largest economy, also has shown signs of diminished growth.

In the U.S., there is considerable uncertainty regarding future levels of federal taxes and spending. A series of tax cuts are scheduled to expire on December 31, 2012 and major spending reductions are planned to begin in January 2013. The prospect of higher taxes, reduced spending, or both, are likely to adversely impact the economy in 2013.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group LLC and Allianz Global Investors Capital LLC, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

July 31, 2012 (unaudited)

For the period of February 1, 2012, through July 31, 2012 as provided by Ben Fischer, Portfolio Manager.

For the fiscal six-month period ended July 31, 2012, the NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) returned 1.48% on net asset value (“NAV”) and 2.95% on market price.

The equity portion of the Fund delivered positive returns, but failed to surpass the Russell 1000 Value benchmark index, as negative sector allocation overwhelmed strong stock selection during the period. In terms of stock selection, the Fund’s holdings in the Consumer Staples, Consumer Discretionary and Information Technology sectors were the most beneficial. Conversely, stock selection was net negative in the Materials, Energy and Financials sectors.

From a sector allocation perspective, overweights in the Materials, Energy and Information Technology sectors, as well as an underweight in Telecommunications services, detracted from the Fund’s performance. The Fund’s underweight in Financials resulted in a positive contribution to results.

During the six-month reporting period, the equity portion of the Fund’s largest overweights relative to the Russell 1000 Value Index were in the Materials, Energy and Information Technology sectors. The Fund’s largest relative underweights were in the Financials, Consumer Discretionary and Utilities sectors.

Options

For the period of February 1, 2012, through July 31, 2012 as provided by Stephen Bond-Nelson, Portfolio Manager.

Levels of implied volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), resided between 15 and 21 throughout most of the reporting period. The VIX Index touched below 15 in March, reaching as low as 14.26 as equities performed well to start the year. Heightened levels of volatility, ranging from 21 to 26.66 at its peak, were seen from mid-May to mid-June before normalizing to previous levels, reflecting the uncertainty over the European debt crisis. The average implied volatility throughout the period was 18.7.

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2012 (unaudited)

For the period of February 1, 2012, through July 31, 2012 as provided by Michael Yee, Portfolio Manager.

For the six-months ended, the AGIC Equity & Convertible Income Fund (the “Fund”) returned –0.18% on NAV and 1.92% on market price.

Market Environment

Performance over the six-month period can be segmented into three distinct time frames.

During the first two months of the period, the markets reflected, without any real hesitation, that the risks to the U.S. economy had diminished. This sentiment shift was demonstrated by the credit and equity markets’ rallying and ultimately, the Treasury market selling off. The most obvious factor driving the rally was the decoupling of U.S. and European financial risk. As economic statistics, corporate earnings and specifically, the housing market, showed improvement, the likelihood of a double-dip recession dropped. It also became more apparent that the EU was addressing the crisis, which gave investors more confidence. Besides a positive equity market, an increase in bond floor valuations had a positive impact on the convertible market. Corporate bond spreads tightened as prices rose. Bond prices rose to more accurately reflect the lack of balance sheet risk for the average issuer in the market.

Investor sentiment over the next two months was in stark contrast to the sentiment shift seen in February and March when investors felt the risks to the U.S. economy had diminished. By early May, fear and macro concerns returned. Despite some softening in the broad economic statistics in the U.S., the real focus was on the day-to-day reports regarding the developments throughout Europe. Although the details were laid out in newspapers and on television channels, there was little certainty about which specific event was the most critical. Uncertainty is the primary killer of investor confidence. With little direction and no discernible timetable toward resolution for all of the financial woes across several countries,

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2012 (unaudited) (continued)

investors sold risk assets. Convertible securities, like equities, were sold, and investors once again flocked to Treasuries and cash.

Over the remaining two months of the reporting period, markets rebounded sharply on central bank policy speculation, favorable developments in Europe and positive U.S. housing reports, offsetting weakening global economic data reports.

Sector level performance was mixed. In general, countercyclical sectors such as Health Care, Consumer Staples and Telecommunications outperformed economically sensitive issuers. Information Technology issues supported the overall market as well. In contrast, weakening demand and lower prices for commodities led to declines in Materials, while economic slowdown concerns pressured the Industrials sector.

The Chicago Board Options Exchange Volatility Index (“VIX”) started the period at approximately 18.0 and continued to decline into March. The index rose sharply into June corresponding to European macro fears and weak U.S. economic stats. After peaking just below 27.0 in June, the VIX trended lower for the remainder of the reporting period.

Portfolio Specifics

The Fund followed a pattern of fluctuations similar to the overall markets. Convertible positions in Financials and defensive-oriented sectors such as Utilities, Consumer Staples and Health Care, were among the greatest contributors to the Fund’s overall performance. Media and Industrials issues had a positive impact as well. Defensive sectors were the beneficiaries of the general market rotation. Most Media issues were higher as the industry continued to improve. Within Health Care, select pharmaceutical and biotechnology issuers performed well as earnings exceeded expectations.

The Fund’s weakest convertible performers were concentrated in cyclical sectors including Energy and Transportation, in addition to Telecommunications. Lower oil prices led to declines in Energy issues. In

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2012 (unaudited) (continued)

general, Transportation companies underperformed due to economic slowdown concerns, despite falling crude oil prices.

Equity positions in Information Technology and counter cyclical sectors such as Telecommunications, Consumer Staples and Health Care, were among the greatest contributors to the Fund’s overall performance. Counter cyclical companies outperformed as investors rotated into less volatile, defensive stocks. Select Information Technology equities rallied on favorable earnings prospects.

The Fund’s weakest equity performers were concentrated in economically sensitive holdings, including Industrials, Energy and Consumer Discretionary. Energy issuers were lower as weak macro data drove down energy prices and reduced investors’ confidence in future earnings. Industrials companies underperformed in anticipation of slower economic growth. Consumer Discretionary stocks were pressured by consumer spending concerns.

The Fund benefitted from many of the single stock options that were written on the equities. There were a few instances of rolling to higher strikes due to the upward move of specific underlying equities. However, the majority of the option positions expired below strike and the Fund was able to retain all the set premiums.

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund
Performance & Statistics

July 31, 2012 (unaudited)

NFJ Dividend, Interest & Premium Strategy
Total Return(1):	Market Price	NAV
Six months	2.95%	1.48%
1 Year	5.40%	2.76%
5 Year	1.51%	0.26%
Commencement of Operations (2/28/05) to 7/31/12	3.05%	3.60%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/28/05) to 7/31/12	Market Price	$16.92
Market Price	NAV	$17.39
NAV	Discount to NAV	(2.70)%
	Market Price Yield(2)	6.06%
	Investment Allocation (as a % of total investments before call options written)

AGIC Equity & Convertible Income
Total Return(1):	Market Price	NAV
Six months	1.92%	(0.18)%
1 Year	2.41%	0.17%
5 Year	2.09%	2.48%
Commencement of Operations (2/27/07) to 7/31/12	1.13%	3.14%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/27/07) to 7/31/12	Market Price	$16.99
Market Price	NAV	$18.69
NAV	Discount to NAV	(9.10)%
	Market Price Yield(2)	6.59%
	Investment Allocation (as a % of total investments before call options written)

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund
Performance & Statistics

July 31, 2012 (unaudited) (continued)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about each Fund, market conditions, supply and demand for each Fund’s shares, or changes in each Fund’s dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and net capital gains, if any) payable to shareholders by the market price per share at July 31, 2012.

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value
COMMON STOCK – 72.1%

Aerospace & Defense – 2.6%
260,000	Lockheed Martin Corp.	$23,210,200
300,000	Northrop Grumman Corp. (a)	19,860,000
		43,070,200
Beverages – 0.8%
175,000	PepsiCo, Inc. (a)	12,727,750
Capital Markets – 1.3%
400,000	Ameriprise Financial, Inc. (a)	20,688,000
Chemicals – 1.5%
492,800	EI du Pont de Nemours & Co. (a)	24,492,160
Commercial Banks – 2.9%
405,900	PNC Financial Services Group, Inc. (a)	23,988,690
700,000	Wells Fargo & Co. (a)	23,667,000
		47,655,690
Commercial Services & Supplies – 2.4%
1,600,000	Pitney Bowes, Inc.	21,376,000
1,500,000	RR Donnelley & Sons Co. (a)	18,180,000
		39,556,000
Communications Equipment – 1.8%
1,372,400	Cisco Systems, Inc.	21,889,780
174,500	Harris Corp.	7,267,925
		29,157,705
Diversified Financial Services – 1.3%
600,000	JP Morgan Chase & Co.	21,600,000
Diversified Telecommunication Services – 0.3%
150,000	AT&T, Inc.	5,688,000
Electric Utilities – 0.8%
300,000	American Electric Power Co., Inc.	12,672,000
Energy Equipment & Services – 3.1%
400,000	Diamond Offshore Drilling, Inc. (a)	26,168,000
463,300	Ensco PLC, Class A	25,171,089
		51,339,089
Food & Staples Retailing – 0.3%
75,000	Wal-Mart Stores, Inc.	5,582,250
Food Products – 0.2%
39,038	Bunge Ltd.	2,567,529
Health Care Equipment & Supplies – 0.9%
389,100	Medtronic, Inc. (a)	15,338,322
Household Durables – 0.7%
175,000	Whirlpool Corp. (a)	11,823,000
Household Products – 0.8%
150,000	Kimberly-Clark Corp. (a)	13,036,500
Industrial Conglomerates – 1.8%
1,443,217	General Electric Co. (a)	29,946,753

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Insurance – 6.0%
57,396	American International Group, Inc. (b)	$1,794,773
306,117	Assured Guaranty Ltd.	3,667,282
1,103,600	Lincoln National Corp. (a)	22,127,180
500,000	MetLife, Inc.	15,385,000
700,000	The Allstate Corp. (a)	24,010,000
400,000	The Travelers Cos, Inc. (a)	25,060,000
280,505	XL Group PLC, Class A	5,792,428
		97,836,663
Media – 0.4%
150,000	Time Warner, Inc.	5,868,000
Metals & Mining – 3.5%
909,200	Barrick Gold Corp. (a)	29,894,496
810,800	Freeport-McMoRan Copper & Gold, Inc. (a)	27,299,636
		57,194,132
Multi-Utilities – 1.4%
682,600	Ameren Corp. (a)	23,351,746
Office Electronics – 1.3%
3,104,100	Xerox Corp. (a)	21,511,413
Oil, Gas & Consumable Fuels – 14.0%
800,000	Chesapeake Energy Corp. (a)	15,056,000
200,000	Chevron Corp. (a)	21,916,000
850,000	ConocoPhillips (a)	46,274,000
400,000	EnCana Corp.	8,900,000
1,021,200	Marathon Oil Corp. (a)	27,031,164
742,400	Phillips 66	27,914,240
500,000	Royal Dutch Shell PLC, Class A – ADR	34,100,000
1,072,800	Total SA – ADR (a)	49,295,160
		230,486,564
Paper & Forest Products – 3.2%
1,615,900	International Paper Co. (a)	53,017,679
Pharmaceuticals – 12.6%
607,100	AstraZeneca PLC – ADR (a)	28,418,351
1,180,000	GlaxoSmithKline PLC – ADR (a)	54,280,000
450,000	Johnson & Johnson (a)	31,149,000
645,100	Merck & Co., Inc.	28,494,067
2,500,000	Pfizer, Inc. (a)	60,100,000
132,342	Teva Pharmaceutical Industries Ltd. – ADR	5,411,464
		207,852,882
Real Estate Investment Trust – 0.1%
100,000	Annaly Capital Management, Inc.	1,743,000
Semiconductors & Semiconductor Equipment – 1.6%
1,000,000	Intel Corp. (a)	25,700,000
Software – 1.4%
928,200	CA, Inc.	22,341,774
Specialty Retail – 0.3%
334,252	Staples, Inc.	4,258,371

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Thrifts & Mortgage Finance – 1.7%
3,498,500	Hudson City Bancorp, Inc. (a)	$22,215,475
500,000	New York Community Bancorp, Inc.	6,490,000
		28,705,475
Tobacco – 1.1%
400,000	Reynolds American, Inc. (a)	18,508,000
Total Common Stock (cost-$1,370,516,007)		1,185,316,647

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 16.7%

Aerospace & Defense – 0.3%
$1,000	AAR Corp., 1.75%, 2/1/26	992,500
3,895	GenCorp, Inc., 4.063%, 12/31/39	4,571,756
		5,564,256
Airlines – 0.4%
4,650	Continental Airlines, Inc., 4.50%, 1/15/15	5,771,813
Apparel – 0.2%
4,000	Iconix Brand Group, Inc., 2.50%, 6/1/16 (c) (d)	3,910,000
Automobiles – 0.6%
6,700	Ford Motor Co., 4.25%, 11/15/16	9,070,125
Building Products – 0.3%
5,125	Griffon Corp., 4.00%, 1/15/17 (c) (d)	4,887,969
Capital Markets – 0.9%
7,580	Ares Capital Corp., 5.75%, 2/1/16	7,987,425
6,795	BGC Partners, Inc., 4.50%, 7/15/16 (c) (d)	6,149,475
		14,136,900
Communications Equipment – 0.5%
	Ciena Corp.,
4,660	0.875%, 6/15/17	3,995,950
1,800	3.75%, 10/15/18 (c) (d)	2,027,250
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	1,987,500
		8,010,700
Computers & Peripherals – 0.1%
1,500	SanDisk Corp., 1.50%, 8/15/17	1,674,375
Construction & Engineering – 0.4%
5,500	MasTec, Inc., 4.00%, 6/15/14	6,744,375
Construction Materials – 0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	904,500
Diversified Telecommunication Services – 0.6%
	Level 3 Communications, Inc.,
1,250	6.50%, 10/1/16	1,617,188
8,295	15.00%, 1/15/13	8,948,231
		10,565,419

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Electrical Equipment – 0.8%
$9,005	EnerSys, 3.375%, 6/1/38 (e)	$10,265,700
2,500	General Cable Corp., 4.50%, 11/15/29 (e)	2,585,850
		12,851,550
Energy Equipment & Services – 0.3%
4,500	Newpark Resources, Inc., 4.00%, 10/1/17	4,545,000
Health Care Equipment & Supplies – 0.1%
2,000	Hologic, Inc., 2.00%, 12/15/37 (e)	2,175,000
Healthcare-Products – 0.5%
9,810	Alere, Inc., 3.00%, 5/15/16	8,951,625
Hotels, Restaurants & Leisure – 0.7%
9,995	MGM Resorts International, 4.25%, 4/15/15	9,920,038
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,705,637
		11,625,675
Household Durables – 0.3%
1,900	Lennar Corp., 3.25%, 11/15/21 (c) (d)	2,778,750
2,500	The Ryland Group, Inc., 1.625%, 5/15/18	2,693,750
		5,472,500
Insurance – 0.1%
2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (c) (d)	2,317,500
Internet Software & Services – 0.1%
1,405	WebMD Health Corp., 2.50%, 1/31/18	1,146,831
IT Services – 0.5%
4,710	Alliance Data Systems Corp., 1.75%, 8/1/13	7,853,925
Machinery – 2.0%
1,500	Chart Industries, Inc., 2.00%, 8/1/18	1,813,125
12,440	Greenbrier Cos, Inc., 3.50%, 4/1/18	11,149,350
7,000	Meritor, Inc., 4.625%, 3/1/26 (e)	6,125,000
7,000	Navistar International Corp., 3.00%, 10/15/14	6,221,250
4,500	Terex Corp., 4.00%, 6/1/15	6,575,625
1,500	Wabash National Corp., 3.375%, 5/1/18	1,464,375
		33,348,725
Marine – 0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,414,062
Media – 0.1%
1,000	XM Satellite Radio, Inc., 7.00%, 12/1/14 (c) (d)	1,416,250
Metals & Mining – 0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	366,875
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,201,413
		5,568,288
Multiline Retail – 0.1%
2,065	Saks, Inc., 2.00%, 3/15/24	2,126,950
Oil, Gas & Consumable Fuels – 1.8%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	8,694,000
2,190	Chesapeake Energy Corp., 2.50%, 5/15/37	1,927,200
7,475	Peabody Energy Corp., 4.75%, 12/15/41	5,895,906

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Oil, Gas & Consumable Fuels (continued)
$9,200	PDC Energy, Inc., 3.25%, 5/15/16 (c) (d)	$8,912,500
2,750	Pioneer Natural Resources Co., 2.875%, 1/15/38	4,042,500
		29,472,106
Pharmaceuticals – 0.7%
2,000	Endo Health Solutions, Inc., 1.75%, 4/15/15	2,367,500
2,835	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (c) (d)	9,550,406
		11,917,906
Road & Rail – 0.3%
170	Avis Budget Group, Inc., 3.50%, 10/1/14	205,062
3,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	4,586,250
		4,791,312
Semiconductors & Semiconductor Equipment – 1.7%
6,545	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	6,021,400
	Micron Technology, Inc.,
9,250	1.50%, 8/1/31 (c) (d)	8,405,937
5,500	1.875%, 6/1/27	4,895,000
8,500	SunPower Corp., 4.75%, 4/15/14	7,862,500
		27,184,837
Software – 1.1%
5,975	BroadSoft, Inc., 1.50%, 7/1/18	5,526,875
5,540	Electronic Arts, Inc., 0.75%, 7/15/16	4,937,525
5,760	Nuance Communications, Inc., 2.75%, 8/15/27	7,315,200
		17,779,600
Thrifts & Mortgage Finance – 0.3%
8,020	MGIC Investment Corp., 5.00%, 5/1/17	5,142,825
Trading Companies & Distributors – 0.3%
4,725	Titan Machinery, Inc., 3.75%, 5/1/19 (c) (d)	4,642,313
Total Convertible Bonds & Notes (cost-$309,261,598)		273,985,212

Shares
CONVERTIBLE PREFERRED STOCK – 8.8%

Airlines – 0.4%
178,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	5,963,612
Auto Components – 0.6%
218,060	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,276,273
Automobiles – 0.4%
198,705	General Motors Co., 4.75%, 12/1/13, Ser. B	6,650,656
Capital Markets – 0.6%
192,820	AMG Capital Trust I, 5.10%, 4/15/36	9,749,461
Diversified Financial Services – 1.0%
9,715	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	9,880,155
74,015	Citigroup, Inc., 7.50%, 12/15/12	6,353,448
		16,233,603

NFJ Dividend, Interest & Premium Strategy Fund
14 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Electric Utilities – 0.2%
50,000	NextEra Energy, Inc., 7.00%, 9/1/13	$2,750,000
Food Products – 0.7%
113,830	Bunge Ltd., 4.875%, 12/31/49 (f)	10,974,350
Health Care Providers & Services – 0.1%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	2,647,500
Insurance – 0.7%
179,180	MetLife, Inc., 5.00%, 9/11/13	11,232,794
IT Services – 0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	1,862,157
Machinery – 0.5%
67,760	Stanley Black & Decker, Inc., 4.75%, 11/17/15	8,014,653
Metals & Mining – 0.3%
315,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	5,351,850
Multi-Utilities – 0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,235,615
Oil, Gas & Consumable Fuels – 1.0%
140,100	Apache Corp., 6.00%, 8/1/13	6,804,657
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c) (d) (f)	462,275
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	8,606,881
		15,873,813
Real Estate Investment Trust – 0.9%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	4,651,608
352,400	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	8,880,480
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	2,003,145
		15,535,233
Road & Rail – 0.7%
1,362,375	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	11,992,306
Total Convertible Preferred Stock (cost-$171,958,105)		144,343,876

Principal Amount (000s)
SHORT-TERM INVESTMENTS – 3.8%

Time Deposits – 3.8%
$46,004	Citibank-London, 0.03%, 8/1/12	46,003,911
17,192	The Bank of New York Mellon Corp. – Grand Cayman, 0.03%, 8/1/12	17,191,857
Total Short Term Investments (cost-$63,195,768)		63,195,768
Total Investments, before call options written (cost-$1,914,931,478) – 101.4%		1,666,841,503

NFJ Dividend, Interest & Premium Strategy Fund
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 15

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Contracts		Value
CALL OPTIONS WRITTEN (b) – (1.2)%

	Morgan Stanley Cyclical Index,
450	strike price $910, expires 9/22/12	$(1,138,500)
400	strike price $920, expires 9/22/12	(816,000)
425	strike price $950, expires 8/18/12	(127,500)
	NASDAQ 100 Index,
130	strike price $2650, expires 8/18/12	(440,050)
110	strike price $2650, expires 9/22/12	(713,350)
100	strike price $2675, expires 8/18/12	(230,000)
	Philadelphia Oil Service Sector Flex Index,
2,000	strike price $218, expires 8/10/12	(363,575)
1,200	strike price $225, expires 9/7/12	(160,320)
	Philadelphia Oil Service Sector Index,
2,000	strike price $210, expires 8/18/12	(1,910,000)
2,000	strike price $220, expires 8/18/12	(770,000)
2,000	strike price $225, expires 9/22/12	(1,120,000)
2,000	strike price $230, expires 9/22/12	(780,000)
1,500	strike price $235, expires 9/22/12	(393,750)
	Philadelphia Stock Exchange KBW Bank Flex Index,
9,000	strike price $45.50, expires 8/3/12	(410,486)
9,000	strike price $47, expires 9/14/12	(968,728)
	Philadelphia Stock Exchange KBW Bank Index,
5,500	strike price $47, expires 8/18/12	(220,000)
14,000	strike price $47, expires 9/22/12	(1,330,000)
5,000	strike price $48, expires 8/18/12	(87,500)
	Standard & Poor’s 500 Flex Index,
300	strike price $1350, expires 8/3/12	(890,107)
300	strike price $1370, expires 8/10/12	(550,758)
300	strike price $1370, expires 9/14/12	(1,013,875)
300	strike price $1380, expires 9/7/12	(761,826)
300	strike price $1395, expires 9/7/12	(537,789)
	Standard & Poor’s 500 Index,
300	strike price $1360, expires 8/18/12	(847,500)
250	strike price $1365, expires 8/18/12	(637,500)
250	strike price $1380, expires 9/22/12	(763,750)
250	strike price $1385, expires 8/18/12	(362,500)
300	strike price $1400, expires 9/22/12	(621,000)
Total Call Options Written (premiums received-$16,188,255)		(18,966,364)
Total Investments, net of call options written (cost-$1,898,743,223) – 100.2%		1,647,875,139
Other liabilities in excess of other assets – (0.2)%		(3,697,791)
Net Assets – 100.0%		$1,644,177,348

NFJ Dividend, Interest & Premium Strategy Fund
16 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value
COMMON STOCK – 71.9%

Aerospace & Defense – 3.2%
12,383	Engility Holdings, Inc. (b)	$180,792
74,300	L-3 Communications Holdings, Inc.	5,267,127
310,300	Textron, Inc. (a)	8,083,315
		13,531,234
Auto Components – 1.8%
32,973	BorgWarner, Inc. (b)	2,212,488
205,900	Johnson Controls, Inc.	5,075,435
		7,287,923
Automobiles – 1.3%
594,600	Ford Motor Co.	5,494,104
Beverages – 5.1%
98,900	Coca-Cola Co.	7,991,120
127,300	Molson Coors Brewing Co., Class B	5,387,336
108,900	PepsiCo, Inc. (a)	7,920,297
		21,298,753
Biotechnology – 2.1%
164,000	Gilead Sciences, Inc. (a) (b)	8,910,120
Chemicals – 0.9%
42,600	Monsanto Co. (a)	3,647,412
Communications Equipment – 4.9%
38,628	Aviat Networks, Inc. (b)	87,299
409,027	Cisco Systems, Inc.	6,523,981
155,500	Harris Corp.	6,476,575
122,500	Qualcomm, Inc.	7,310,800
		20,398,655
Computers & Peripherals – 3.9%
14,400	Apple, Inc. (a) (b)	8,794,944
289,800	EMC Corp. (b)	7,595,658
		16,390,602
Diversified Financial Services – 0.7%
83,800	JP Morgan Chase & Co.	3,016,800
Diversified Telecommunication Services – 1.7%
48,488	Frontier Communications Corp.	190,073
156,700	Verizon Communications, Inc. (a)	7,073,438
		7,263,511
Electric Utilities – 1.7%
54,202	Entergy Corp.	3,938,860
85,560	Exelon Corp.	3,347,107
		7,285,967
Electronic Equipment, Instruments & Components – 1.9%
133,500	Amphenol Corp., Class A (a)	7,860,480

NFJ Dividend, Interest & Premium Strategy Fund
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 17

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Energy Equipment & Services – 4.6%
68,900	Diamond Offshore Drilling, Inc.	$4,507,438
89,700	National Oilwell Varco, Inc.	6,485,310
96,700	Schlumberger Ltd.	6,890,842
99,113	Weatherford International Ltd. (b)	1,194,312
		19,077,902
Food Products – 0.5%
72,805	Archer-Daniels-Midland Co.	1,899,483
Health Care Equipment & Supplies – 3.1%
111,100	Baxter International, Inc.	6,500,461
13,000	Intuitive Surgical, Inc. (b)	6,259,500
		12,759,961
Health Care Providers & Services – 2.0%
75,100	McKesson Corp. (a)	6,813,823
26,820	WellPoint, Inc.	1,429,238
		8,243,061
Hotels, Restaurants & Leisure – 1.6%
76,200	McDonald’s Corp.	6,809,232
Household Products – 1.9%
121,400	Procter & Gamble Co.	7,835,156
Independent Power Producers & Energy Traders – 0.7%
153,999	NRG Energy, Inc.	3,052,260
Industrial Conglomerates – 1.7%
341,159	General Electric Co. (a)	7,079,049
Insurance – 2.4%
18,450	American International Group, Inc. (b)	576,931
107,041	Assured Guaranty Ltd.	1,282,351
53,184	MetLife, Inc.	1,636,472
101,900	Prudential Financial, Inc.	4,919,732
69,652	XL Group PLC, Class A	1,438,314
		9,853,800
Internet Software & Services – 1.8%
11,900	Google, Inc., Class A (b)	7,532,343
IT Services – 1.8%
37,200	International Business Machines Corp.	7,290,456
Machinery – 4.2%
151,500	AGCO Corp. (b)	6,641,760
88,600	Deere & Co.	6,806,252
81,300	Joy Global, Inc.	4,222,722
		17,670,734
Metals & Mining – 1.1%
132,400	Freeport-McMoRan Copper & Gold, Inc.	4,457,908
Multiline Retail – 2.4%
168,053	Target Corp. (a)	10,192,414

NFJ Dividend, Interest & Premium Strategy Fund
18 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Oil, Gas & Consumable Fuels – 2.2%
77,900	Occidental Petroleum Corp.	$6,779,637
110,100	Peabody Energy Corp.	2,298,888
		9,078,525
Pharmaceuticals – 3.9%
109,500	Abbott Laboratories (a)	7,260,945
106,200	Bristol-Myers Squibb Co. (a)	3,780,720
63,288	Johnson & Johnson	4,380,795
23,345	Teva Pharmaceutical Industries Ltd. – ADR	954,577
		16,377,037
Semiconductors & Semiconductor Equipment – 3.2%
270,000	Intel Corp.	6,939,000
239,000	Texas Instruments, Inc.	6,510,360
		13,449,360
Software – 3.6%
247,700	Microsoft Corp.	7,299,719
227,900	Oracle Corp.	6,882,580
42,311	Symantec Corp. (b)	666,398
		14,848,697
Total Common Stock (cost-$393,752,566)		299,892,939

CONVERTIBLE PREFERRED STOCK – 14.6%

Aerospace & Defense – 0.1%
10,000	United Technologies Corp., 7.50%, 8/1/15	527,500
Airlines – 0.7%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	2,737,251
Auto Components – 0.6%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	2,535,384
Automobiles – 0.5%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	2,108,610
Capital Markets – 1.2%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	2,735,431
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (b) (g) (i)	556,850
41,745	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (h)	1,536,091
		4,828,372
Commercial Banks – 1.2%
17,805	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	2,425,931
2,300	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	2,661,100
		5,087,031
Commercial Services & Supplies – 0.4%
34,894	United Rentals, Inc., 6.50%, 8/1/28	1,642,199
Diversified Financial Services – 2.2%
4,225	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	4,296,825
28,000	Citigroup, Inc., 7.50%, 12/15/12	2,403,520
46,575	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (h)	2,482,913
		9,183,258

NFJ Dividend, Interest & Premium Strategy Fund
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 19

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Shares		Value

Electric Utilities – 0.5%
38,525	PPL Corp., 9.50%, 7/1/13	$2,093,834
Food Products – 0.9%
38,800	Bunge Ltd., 4.875%, 12/31/49 (f)	3,740,708
Health Care Providers & Services – 0.7%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,108,165
Insurance – 0.6%
40,700	MetLife, Inc., 5.00%, 9/11/13	2,551,483
Machinery – 0.7%
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,767,752
Multi-Utilities – 0.6%
47,650	AES Trust III, 6.75%, 10/15/29	2,389,648
Oil, Gas & Consumable Fuels – 1.0%
42,900	Apache Corp., 6.00%, 8/1/13	2,083,653
20,300	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c) (d) (f)	208,075
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	2,047,831
		4,339,559
Professional Services – 0.6%
46,500	Nielsen Holdings NV, 6.25%, 2/1/13	2,563,313
Real Estate Investment Trust – 1.6%
90,500	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	2,381,055
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	2,492,280
31,930	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	1,807,557
		6,680,892
Road & Rail – 0.5%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	2,172,545
Total Convertible Preferred Stock (cost-$75,080,034)		61,057,504

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 12.4%

Capital Markets – 1.2%
$2,400	Ares Capital Corp., 5.75%, 2/1/16	2,529,000
2,895	BGC Partners, Inc., 4.50%, 7/15/16 (c) (d)	2,619,975
		5,148,975
Construction Materials – 0.6%
2,870	Cemex S.A.B. de C.V., 4.875%, 3/15/15	2,583,000
Diversified Telecommunication Services – 0.4%
1,715	Level 3 Communications, Inc., 15.00%, 1/15/13	1,850,056
Electrical Equipment – 0.7%
2,535	EnerSys, 3.375%, 6/1/38 (e)	2,889,900
Electronic Equipment, Instruments & Components – 0.4%
1,335	Anixter International, Inc., 1.00%, 2/15/13	1,475,175
Health Care Equipment & Supplies – 0.2%
675	Alere, Inc., 3.00%, 5/15/16	615,938

NFJ Dividend, Interest & Premium Strategy Fund
20 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Hotels, Restaurants & Leisure – 1.0%
$2,545	MGM Resorts International, 4.25%, 4/15/15	$2,525,912
1,705	Morgans Hotel Group Co., 2.375%, 10/15/14	1,506,794
		4,032,706
Internet Software & Services – 0.8%
1,800	VeriSign, Inc., 3.25%, 8/15/37	2,585,250
850	WebMD Health Corp., 2.50%, 1/31/18	693,813
		3,279,063
IT Services – 0.6%
1,500	Alliance Data Systems Corp., 1.75%, 8/1/13	2,501,250
Machinery – 1.2%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18	2,509,500
3,000	Meritor, Inc., 4.625%, 3/1/26 (e)	2,625,000
		5,134,500
Marine – 0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	859,375
Media – 1.2%
	Liberty Media LLC,
2,265	3.125%, 3/30/23	2,828,419
5,200	3.50%, 1/15/31	2,294,500
		5,122,919
Metals & Mining – 0.6%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,273,250
Oil, Gas & Consumable Fuels – 0.6%
2,765	Endeavour International Corp., 5.50%, 7/15/16	2,419,375
Pharmaceuticals – 0.6%
735	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (c) (d)	2,476,031
Real Estate Investment Trust – 0.6%
2,000	Boston Properties LP, 3.75%, 5/15/36	2,327,500
Semiconductors & Semiconductor Equipment – 0.7%
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	460,000
2,800	SunPower Corp., 4.75%, 4/15/14	2,590,000
		3,050,000
Software – 0.4%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	1,778,000
Thrifts & Mortgage Finance – 0.4%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	1,090,125
1,755	9.00%, 4/1/63 (c) (d)	702,000
		1,792,125
Total Convertible Bonds & Notes (cost-$56,144,694)		51,609,138

NFJ Dividend, Interest & Premium Strategy Fund
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 21

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES – 0.2%

Electric – 0.2%
$2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	$740,000

SHORT-TERM INVESTMENT – 0.9%

Time Deposit – 0.9%
3,719	The Bank of New York Mellon Corp.-Grand Cayman, 0.03%, 8/1/12 (cost-$3,719,015)	3,719,015
Total Investments, before call options written (cost-$530,696,309) – 100.0%		417,018,596

Contracts
CALL OPTIONS WRITTEN (b) – (0.1)%

	Abbott Laboratories,
765	strike price $67.50, expires 8/18/12	(31,748)
	Amphenol Corp.,
935	strike price $60, expires 8/18/12	(72,462)
	Apple, Inc.,
100	strike price $640, expires 8/18/12	(25,850)
	Bristol-Myers Squibb Co.,
745	strike price $37, expires 8/18/12	(5,215)
	General Electric Co.,
1,530	strike price $21, expires 8/18/12	(35,190)
	Gilead Sciences, Inc.,
1,145	strike price $57.50, expires 8/18/12	(17,175)
	McKesson Corp.,
525	strike price $97.50, expires 8/18/12	(3,938)
	Monsanto Co.,
300	strike price $87.50, expires 8/18/12	(28,050)
	PepsiCo, Inc.,
760	strike price $72.50, expires 8/18/12	(68,020)
	Target Corp.,
870	strike price $65, expires 8/18/12	(9,570)
	Verizon Communications, Inc.,
1,095	strike price $46, expires 8/18/12	(25,185)
Total Call Options Written (premiums received-$391,908)		(322,403)
Total Investments, net of call options written (cost-$530,304,401) – 99.9%		416,696,193
Other assets less other liabilities – 0.1%		173,836
Net Assets – 100.0%		$416,870,029

NFJ Dividend, Interest & Premium Strategy Fund
22 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Schedule of Investments

July 31, 2012 (unaudited) (continued)

Notes to Schedules of Investments:
(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(b)	Non-income producing.
(c)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $55,460,625 and $6,006,081, representing 3.4% and 1.4% of net assets in NFJ Dividend, Interest & Premium Strategy and AGIC Equity & Convertible Income, respectively.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Perpetual maturity. Maturity date shown is the next call date.
(g)	Fair-Valued–Security with a value of $556,850, representing 0.1% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(h)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(i)	In default.

Glossary:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 23

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Statements of Assets and Liabilities

July 31, 2012 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Assets:
Investments, at value (cost-$1,914,931,478 and $530,696,309, respectively)	$1,666,841,503	$417,018,596
Dividends and interest receivable	4,989,195	1,206,754
Receivable for investments sold	1,818,348	16,238,396
Prepaid expenses	35,727	10,114
Total Assets	1,673,684,773	434,473,860

Liabilities:
Call options written, at value (premiums received-$16,188,255 and $391,908, respectively)	18,966,364	322,403
Payable for investments purchased	8,856,471	16,843,161
Investment management fees payable	1,239,584	348,410
Accrued expenses	445,006	89,857
Total Liabilities	29,507,425	17,603,831
Net Assets	$1,644,177,348	$416,870,029

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and 22,304,189 shares issued and outstanding, respectively)	$945	$223
Paid-in-capital in excess of par	2,124,612,834	517,458,932
Undistributed (dividends in excess of) net investment income	(62,454,123)	3,918,728
Accumulated net realized gain (loss)	(167,114,224)	9,100,354
Net unrealized depreciation of investments and call options written	(250,868,084)	(113,608,208)
Net Assets	$1,644,177,348	$416,870,029
Net Asset Value Per Share	$17.39	$18.69

NFJ Dividend, Interest & Premium Strategy Fund
24	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Statements of Operations

Six Months ended July 31, 2012 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Investment Income:
Dividends (net of foreign withholding taxes of $599,864 and $8,509, respectively)	$29,328,285	$5,355,509
Interest	5,267,153	1,398,371
Total Investment Income	34,595,438	6,753,880

Expenses:
Investment management fees	7,485,670	2,120,608
Custodian and accounting agent fees	182,000	56,798
Shareholder communications	131,950	35,672
Trustees’ fees and expenses	90,454	22,150
Audit and tax services	43,503	34,849
New York Stock Exchange listing fees	38,995	11,090
Miscellaneous	31,741	2,710
Legal fees	28,210	12,012
Insurance expenses	26,539	6,801
Transfer agent fees	17,290	16,662
Total expenses	8,076,352	2,319,352

Net Investment Income	26,519,086	4,434,528

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	50,920,944	8,574,665
Call options written	(30,664,441)	(1,109,586)
Net change in unrealized appreciation/depreciation of: Investments	(33,791,894)	(12,577,793)
Call options written	9,495,119	(56,303)
Net realized and change in unrealized loss on investments and call options written	(4,040,272)	(5,169,017)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$22,478,814	$(734,489)

NFJ Dividend, Interest & Premium Strategy Fund	25
See accompanying Notes to Financial Statements | 7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report

NFJ Dividend, Interest & Premium Strategy Fund AGIC Equity & Convertible Income Fund Statements of Changes in Net Assets

NFJ Dividend, Interest & Premium Strategy:
	Six Months ended July 31, 2012 (unaudited)	Year ended January 31, 2012
Investment Operations:
Net investment income	$26,519,086	$49,007,107
Net realized gain on investments and call options written	20,256,503	109,901,630
Net change in unrealized appreciation/depreciation of investments and call options written	(24,296,775)	(89,666,795)
Net increase in net assets resulting from investment operations	22,478,814	69,241,942

Dividends and Distributions to Shareholders from:
Net investment income	(85,071,892)	(52,363,547)
Net realized gains	–	(80,500,219)
Return of capital	–	(37,280,018)
Total dividends and distributions to shareholders	(85,071,892)	(170,143,784)
Total decrease in net assets	(62,593,078)	(100,901,842)

Net Assets:
Beginning of period	1,706,770,426	1,807,672,268
End of period (including dividends in excess of net investment income of $(62,454,123), and $(3,901,317) , respectively)	$1,644,177,348	$1,706,770,426

AGIC Equity & Convertible Income:
	Six Months ended July 31, 2012 (unaudited)	Year ended January 31, 2012
Investment Operations:
Net investment income	$4,434,528	$8,034,567
Net realized gain on investments and call options written	7,465,079	16,022,292
Net change in unrealized appreciation/depreciation of investments and call options written	(12,634,096)	(21,387,683)
Net increase (decrease) in net assets resulting from investment operations	(734,489)	2,669,176

Dividends and Distributions to Shareholders from:
Net investment income	–	(10,189,382)
Net realized gains	(12,490,346)	(14,791,310)
Total dividends and distributions to shareholders	(12,490,346)	(24,980,692)
Total decrease in net assets	(13,224,835)	(22,311,516)

Net Assets:
Beginning of period	430,094,864	452,406,380
End of period (including undistributed (dividends in excess of) net investment income of $3,918,728, and $(515,800), respectively)	$416,870,029	$430,094,864

NFJ Dividend, Interest & Premium Strategy Fund
26	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies

NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund (collectively referred to as the “Funds”) were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P., (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

NFJ Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

AGIC Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

There can be no assurance that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds’ management is currently evaluating the effect that the guidance may have on their financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to the Investment Manager, and NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Advisers”), affiliates of the Investment Manager. The Valuation Committee has been established by the Board of Trustees to oversee the implementation of each Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees, as instructed. The Sub-Advisers monitor the continual appropriateness of methods applied and determine if adjustments should be made in light of market changes, events

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board of Trustees. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Advisers may elect to obtain market quotations (“broker-quotes”) directly from a broker-dealer.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to each Fund’s financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•                  Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single source broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various

NFJ Dividend, Interest & Premium Strategy Fund
28	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at July 31, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

NFJ Dividend, Interest & Premium Strategy:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/12
Investments in Securities – Assets
Common Stock	$1,185,316,647	–	–	$1,185,316,647
Convertible Bonds & Notes	–	$273,985,212	–	273,985,212
Convertible Preferred Stock:
Airlines	–	5,963,612	–	5,963,612
Capital Markets	–	9,749,461	–	9,749,461
Health Care Providers & Services	–	2,647,500	–	2,647,500
Oil, Gas & Consumable Fuels	6,804,657	9,069,156	–	15,873,813
Road & Rail	–	11,992,306	–	11,992,306
All Other	98,117,184	–	–	98,117,184
Short-Term Investments	–	63,195,768	–	63,195,768
Total Investments in Securities – Assets	$1,290,238,488	$376,603,015	–	$1,666,841,503
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(18,966,364)	–	–	$(18,966,364)
Total Investments	$1,271,272,124	$376,603,015	–	$1,647,875,139

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7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

AGIC Equity & Convertible Income:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/12
Investments in Securities – Assets
Common Stock	$299,892,939	–	–	$299,892,939
Convertible Preferred Stock:
Airlines	–	$2,737,251	–	2,737,251
Capital Markets	1,536,091	2,735,431	$556,850	4,828,372
Commercial Banks	2,661,100	2,425,931	–	5,087,031
Commercial Services & Supplies	–	1,642,199	–	1,642,199
Health Care Providers & Services	–	3,108,165	–	3,108,165
Oil, Gas & Consumable Fuels	2,083,653	2,255,906	–	4,339,559
Professional Services	–	2,563,313	–	2,563,313
Road & Rail	–	2,172,545	–	2,172,545
All Other	34,579,069	–	–	34,579,069
Convertible Bonds & Notes	–	51,609,138	–	51,609,138
Corporate Bonds & Notes	–	740,000	–	740,000
Short-Term Investments	–	3,719,015	–	3,719,015
Total Investments in Securities – Assets	$340,752,852	$75,708,894	$556,850	$417,018,596
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(322,403)	–	–	$(322,403)
Total Investments	$340,430,449	$75,708,894	$556,850	$416,696,193

At July 31, 2012, NFJ Dividend, Interest & Premium Strategy had no transfers between Level 1 and Level 2 and AGIC Equity & Convertible Income transferred $23,753 from Level 2 to Level 1 due to the availability of a quoted price in an active market.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for AGIC Equity & Convertible Income for the six months ended July 31, 2012, was as follows:

	Beginning Balance 1/31/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/12
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$744,820	–	–	–	–	$(187,970)	–	–	$556,850
Total Investments	$744,820	–	–	–	–	$(187,970)	–	–	$556,850

The net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Equity & Convertible Income held at July 31, 2012, was $(187,970).

Net change in unrealized appreciation/depreciation is reflected on the Statements of Operations.

NFJ Dividend, Interest & Premium Strategy Fund
30	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at July 31, 2012:

	Ending Balance at 7/31/12	Valuation Technique Used	Unobservable Inputs	Input values
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$556,850	Portfolio manager recommendation	price	$16.67

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact on the Funds’ financial statements at July 31, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par. At July 31, 2012, it is anticipated that NFJ Dividend, Interest & Premium Strategy will have a return of capital at fiscal year-end.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

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7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Advisers, NFJ and AGIC, seek to minimize counterparty risks to each applicable Fund by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extend the Funds employ leverage, dividend and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

AGIC Equity & Convertible Income holds a convertible security with a Lehman Brothers entity as counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. This security is valued using a previous sale price.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions

The Funds write (sell) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is

NFJ Dividend, Interest & Premium Strategy Fund
32	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as call options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded, if any, on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Funds’ Statements of Assets and Liabilities at July 31, 2012:

Location	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Liability derivatives:
Call options written, at value, Market Price	$(18,966,364)	$(322,403)

The effect of derivatives on the Funds’ Statements of Operations for the six months ended July 31, 2012:

Location	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Net realized gain (loss) on:
Call options written, Market Price	$(30,664,441)	$(1,109,586)

Net change in unrealized appreciation/depreciation of:
Call options written, Market Price	$9,495,119	$(56,303)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended July 31, 2012 was:

Call Options Written Contracts
NFJ Dividend, Interest & Premium Strategy	60,163
AGIC Equity & Convertible Income	7,337

4. Investment Manager/Sub-Advisers

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, NFJ Dividend, Interest & Premium Strategy pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of its average daily total managed assets. Pursuant to its Agreement, AGIC Equity & Convertible Income pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of its average daily total managed assets. Total managed assets refer to the total assets of each Fund (including other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained its affiliates NFJ and AGIC, to manage NFJ Dividend, Interest & Premium Strategy. NFJ manages the equity component and AGIC manages the convertible and index option strategy components. AGIC serves as the sole sub-adviser to AGIC Equity & Convertible Income. Subject to the supervision of the Investment Manager, NFJ and AGIC make all of NFJ Dividend, Interest & Premium Strategy’s investment decisions

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

4. Investment Manager/Sub-Advisers (continued)

in connection with their respective components of the Fund’s investments. Subject to the supervision of the Investment Manager, AGIC is responsible for making all of AGIC Equity & Convertible Income’s investment decisions. Pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Advisers in return for their services.

5. Investments in Securities

For the six months ended July 31, 2012, purchases and sales of investments, other than short-term securities were as follows:

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Purchases	$383,253,316	$284,506,875
Sales	480,787,689	287,340,475

(a) Transactions in call options written for the six months ended July 31, 2012:

NFJ Dividend, Interest & Premium Strategy:	Contracts	Premiums
Options outstanding, January 31, 2012	62,685	$14,705,028
Options written	179,485	50,054,616
Options terminated in closing purchase transactions	(85,865)	(21,409,659)
Options expired	(96,640)	(27,161,730)
Options outstanding, July 31, 2012	59,665	$16,188,255

AGIC Equity & Convertible Income:	Contracts	Premiums
Options outstanding, January 31, 2012	4,760	$228,176
Options written	57,855	2,928,797
Options terminated in closing purchase transactions	(16,880)	(1,247,582)
Options expired	(36,965)	(1,517,483)
Options outstanding, July 31, 2012	8,770	$391,908

6. Income Tax Information

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At July 31, 2012, the aggregate cost basis and the net unrealized appreciation/depreciation of investments (before call options written) for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
NFJ Dividend, Interest & Premium Strategy	$1,914,049,843	$80,912,267	$(328,120,607)	$(247,208,340)
AGIC Equity & Convertible Income	530,696,335	1,917,477	(115,595,216)	(113,677,739)

Differences between book and tax cost basis are primarily attributable to wash sale loss deferrals.

NFJ Dividend, Interest & Premium Strategy Fund
34 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2012 (unaudited)

7. Subsequent Events

On September 7, 2012 the following quarterly dividends were declared to shareholders, payable September 27, 2012 to shareholders of record on September 17, 2012:

NFJ Dividend, Interest & Premium Strategy	$0.45 per share
AGIC Equity & Convertible Income	$0.28 per share

American Stock Transfer & Trust Company, LLC (“AST”) became the transfer agent for the Funds, effective as of September 17, 2012 (the “Effective Date”). The amended Dividend Reinvestment Plan (the “Plan”) and AST’s role as transfer agent for Participants under the Plan commenced as of the Effective Date.

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

NFJ Dividend, Interest & Premium Strategy Fund
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 35

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights

For a share outstanding throughout each period:

	Six Months ended July 31, 2012		Year ended January 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$18.06		$19.12	$17.30	$14.12	$23.84	$25.72
Investment Operations:
Net investment income	0.28		0.52	0.64	0.61	0.89	0.80
Net realized and change in unrealized gain (loss) on investments and call options written	(0.05)		0.22	2.08	3.17	(8.63)	(0.44)
Total from investment operations	0.23		0.74	2.72	3.78	(7.74)	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.90)		(0.56)	(0.90)	(0.60)	(0.87)	(1.01)
Net realized gains	–		(0.85)	–	–	(1.11)	(1.23)
Return of capital	–		(0.39)	–	–	–	–
Total dividends and distributions to shareholders	(0.90)		(1.80)	(0.90)	(0.60)	(1.98)	(2.24)
Net asset value, end of period	$17.39		$18.06	$19.12	$17.30	$14.12	$23.84
Market price, end of period	$16.92		$17.30	$17.60	$14.50	$12.97	$23.26
Total Investment Return (1)	2.95%		9.07%	28.20%	17.31%	(37.93)%	(1.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,644,177		$1,706,770	$1,807,672	$1,635,728	$1,334,735	$2,253,652
Ratio of expenses to average net assets	0.97	%(2)	0.97%	0.97%	0.98%	0.97%	0.95%
Ratio of net investment income to average net assets	3.19	%(2)	2.83%	3.54%	3.95%	4.40%	3.13%
Portfolio turnover rate	23%		50%	65%	57%	48%	82%

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the market price on the first day and a sale of a share of common stock at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
36 AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12 | See accompanying Notes to Financial Statements

AGIC Equity & Convertible Income Fund Financial Highlights

For a share outstanding throughout each period:

	Six Months ended July 31, 2012		Year ended January 31,				For the period February 27, 2007* through January 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.28		$20.28	$17.58	$13.41	$23.44	$23.88	**
Investment Operations:
Net investment income	0.20		0.36	0.40	0.40	0.67	0.62
Net realized and change in unrealized gain (loss) on investments and call options written	(0.23)		(0.24)	3.42	4.89	(8.39)	0.68
Total from investment operations	(0.03)		0.12	3.82	5.29	(7.72)	1.30
Dividends and Distributions to Shareholders from:
Net investment income	–		(0.46)	(0.41)	(0.99)	(0.65)	(0.70)
Net realized gains	(0.56)		(0.66)	(0.71)	–	(1.66)	(0.99)
Return of capital	–		–	–	(0.13)	–	–
Total dividends and distributions to shareholders	(0.56)		(1.12)	(1.12)	(1.12)	(2.31)	(1.69)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	–	–	–	(0.05)
Net asset value, end of period	$18.69		$19.28	$20.28	$17.58	$13.41	$23.44
Market price, end of period	$16.99		$17.22	$19.30	$15.83	$13.10	$22.02
Total Investment Return (1)	1.92%		(4.85)%	30.16%	30.75%	(31.75)%	(5.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$416,870		$430,095	$452,406	$392,092	$299,126	$522,848
Ratio of expenses to average net assets	1.09	%(2)	1.08%	1.10%	1.10%	1.07%	1.08	%(2)
Ratio of net investment income to average net assets	2.09	%(2)	1.87%	2.16%	2.54%	3.42%	2.73	%(2)
Portfolio turnover rate	67%		118%	168%	94%	86%	241%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the market price on the first day and a sale of a share of common stock at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report 37

Annual Shareholder
Meeting Results/
NFJ Dividend, Interest & Premium Strategy Fund	Proxy Voting Policies &
AGIC Equity & Convertible Income Fund	Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 19, 2012. Shareholders voted as indicated below:

	Affirmative	Withheld Authority
NFJ Dividend, Interest & Premium Strategy

Re-election of Hans W. Kertess – Class I to serve until the Annual Meeting for the 2014-2015 fiscal year	81,270,610	1,945,642

Re-election of William B. Ogden, IV – Class I to serve until the Annual Meeting for the 2014-2015 fiscal year	81,267,074	1,949,178

Deborah A. DeCotis, Bradford K. Gallagher, James A. Jacobson, John C. Maney†, and Alan Rappaport continue to serve as Trustees.

	Affirmative	Withheld Authority
AGIC Equity & Convertible Income

Re-election of James A. Jacobson – Class II to serve until the Annual Meeting for the 2014-2015 fiscal year	15,746,961	194,702

Re-election of John C. Maney† – Class II to serve until the Annual Meeting for the 2014-2015 fiscal year	15,759,136	182,527

Deborah A. DeCotis, Bradford K. Gallagher, Hans W. Kertess, William B. Ogden, IV, and Alan Rappaport continue to serve as Trustees.

________________

†  Interested Trustee

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

NFJ Dividend, Interest & Premium Strategy Fund
38	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Advisers (the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 26-27, 2012 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2012.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one year period ended December 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the

NFJ Dividend, Interest & Premium Strategy Fund	39
7.31.12 | AGIC Equity & Convertible Income Fund Semi-Annual Report

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited) (continued)

Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

NFJ Dividend, Interest & Premium Strategy Fund

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of seven closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the seven funds in the peer group ranged from $259.4 million to $1.79 billion, and that one of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked second of seven funds in the expense peer group for total expense ratio based on common share assets and in actual management fees based on common shares asset (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had third quintile performance for the one-year and three-year periods and fourth quintile performance for the five-year period ended February 29, 2012.

AGIC Equity & Convertible Income Fund

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eight closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eight funds in the peer group ranged from $109.6 million to $507 million, and that one of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fourth of eight funds in the expense peer group for total expense ratio based on common share assets and fifth out of eight funds in actual management fees based on common shares asset (with funds ranked first having the lowest fees/expenses and ranked eighth having the highest fees/expenses in the peer group).

NFJ Dividend, Interest & Premium Strategy Fund
40	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.12

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited) (continued)

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period, third quartile performance for the three-year period and second quintile performance for the five-year period ended February 29, 2012.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Advisers, but the Trustees were advised by the Sub-Advisers that the administrative burdens for the Investment Manager and the Sub-Advisers with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Advisers from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Funds.

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NFJ Dividend, Interest & Premium Strategy Fund
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Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Deborah A. DeCotis	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Orhan Dzemaili
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

Sub-Advisers

NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

Allianz Global Investors Capital LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

1633 Broadway
New York, NY 10019

Custodian & Accounting Agent

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2012-07-30-4372

AZ601SA_073112

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)          Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))),  are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a)  (2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable.

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGIC Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer
Date: October 1, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date October 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer
Date October 1, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date October 1, 2012